Shareholder Report, Line Graph (Details) - USD ($)	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
F/m Emerald Special Situations ETF
Account Value [Line Items]
Accumulated Value	$ 63,206	$ 33,714	$ 31,318	$ 24,825	$ 25,693	$ 29,366	$ 16,081	$ 15,191	$ 13,587	$ 11,727	$ 10,000
Russell 3000
Account Value [Line Items]
Accumulated Value	$ 33,633	$ 25,990	$ 23,642	$ 19,627	$ 19,662	$ 20,565	$ 13,841	$ 14,257	$ 12,896	$ 11,622	$ 10,000